AB GOVERNMENT MONEY MARKET PORTFOLIO (“Government Money Market”)

Class A (Ticker: AEAXX); Class C (Ticker: AECXX); Advisor Class (Ticker: AEYXX); Class K (Ticker: AEKXX); Class I (Ticker: AIEXX); Class 1 (Ticker: AGRXX); Class AB (Ticker: MYMXX); Institutional Class (Ticker: GMOXX)

AB CORPORATE SHARES (“Corporate Shares”)

- AB Corporate Income Shares

(Ticker: ACISX)

- AB Impact Municipal Income Shares

(Ticker: ABIMX)

- AB Municipal Income Shares

(Ticker: MISHX)

- AB Taxable Multi-Sector Income Shares

(Ticker: CSHTX)

- AB Tax-Aware Real Return Income Shares

(Ticker: TARRX)

AB EMERGING MARKETS MULTI-ASSET PORTFOLIO (“EMMA”)

Class A (Ticker: ABAEX); Class C (Ticker: ABCEX); Advisor Class (Ticker: ABYEX); Class R (Ticker: ABREX); Class K (Ticker: ABKEX); Class I (Ticker: ABIEX); Class Z (Ticker: ABZEX)

AB VARIABLE PRODUCTS SERIES FUND, INC. (“AVP”)

- Large Cap Growth Portfolio

Class A; Class B

- Relative Value Portfolio

Class A; Class B

- Sustainable International Thematic Portfolio

Class A; Class B

- Sustainable Global Thematic Portfolio

Class A; Class B

- Small Cap Growth Portfolio

Class A; Class B

- International Value Portfolio

Class A; Class B

- Discovery Value Portfolio

Class A; Class B

- Balanced Hedged Allocation Portfolio

Class A; Class B

AB MUNICIPAL INCOME PORTFOLIOS (“Municipal Portfolios”)

- AB National Portfolio

Class A (Ticker: ALTHX); Class C (Ticker: ALNCX); Advisor Class (Ticker: ALTVX)

- AB High Income Municipal Portfolio

Class A (Ticker: ABTHX); Class C (Ticker: ABTFX); Advisor Class (Ticker: ABTYX); Class Z (Ticker: ABTZX)

- AB Arizona Portfolio

Class A (Ticker: AAZAX); Class C (Ticker: AAZCX); Advisor Class (Ticker: AAZYX)

- AB California Portfolio

Class A (Ticker: ALCAX); Class C (Ticker: ACACX); Advisor Class (Ticker: ALCVX)

- AB Massachusetts Portfolio

Class A (Ticker: AMAAX); Class C (Ticker: AMACX); Advisor Class (Ticker: AMAYX)

- AB Minnesota Portfolio

Class A (Ticker: AMNAX); Class C (Ticker: AMNCX)

- AB New Jersey Portfolio

Class A (Ticker: ANJAX); Class C (Ticker: ANJCX)

- AB New York Portfolio

Class A (Ticker: ALNYX); Class C (Ticker: ANYCX); Advisor Class (Ticker: ALNVX)

- AB Ohio Portfolio

Class A (Ticker: AOHAX); Class C (Ticker: AOHCX)

- AB Pennsylvania Portfolio

Class A (Ticker: APAAX); Class C (Ticker: APACX)

- AB Virginia Portfolio

Class A (Ticker: AVAAX); Class C (Ticker: AVACX); Advisor Class (Ticker: AVAYX)

THE AB ACTIVE ETFs (“Equity ETFs”)

-AB US Low Volatility Equity ETF

(Ticker: LOWV)

-AB US High Dividend ETF

(Ticker: HIDV)

-AB Disruptors ETF

(Ticker: FWD)

- Dynamic Asset Allocation Portfolio

Class A; Class B

- Global Risk Allocation—Moderate Portfolio

Class A; Class B

AB VALUE FUNDS (“Value Funds”)

- AB Value Fund

Class A (Ticker: ABVAX); Class C (Ticker: ABVCX); Class R (Ticker: ABVRX); Class K (Ticker: ABVKX); Class I (Ticker: ABVIX); Advisor Class (Ticker: ABVYX)

- AB Discovery Value Fund

Class A (Ticker: ABASX); Class C (Ticker: ABCSX); Class R (Ticker: ABSRX); Class K (Ticker: ABSKX); Class I (Ticker: ABSIX); Advisor Class (Ticker: ABYSX); Class Z (Ticker: ABSZX)

- AB Relative Value Fund

Class A (Ticker: CABDX); Class C (Ticker: CBBCX); Class R (Ticker: CBBRX); Class K (Ticker: CBBKX); Class I (Ticker: CBBIX); Advisor Class (Ticker: CBBYX);

Class Z (Ticker: CBBZX)

- AB Equity Income Fund

Class A (Ticker: AUIAX); Class C (Ticker: AUICX); Class R (Ticker: AUIRX); Class K (Ticker: AUIKX); Class I (Ticker: AUIIX); Advisor Class (Ticker: AUIYX); Class Z (Ticker: AUIZX)

- AB Global Real Estate Investment Fund

Class A (Ticker: AREAX); Class C (Ticker: ARECX); Class R (Ticker: ARRRX); Class K (Ticker: ARRKX); Class I (Ticker: AEEIX); Advisor Class (Ticker: ARSYX)

- AB International Value Fund

Class A (Ticker: ABIAX); Class C (Ticker: ABICX); Class R (Ticker: AIVRX); Class K (Ticker: AIVKX); Class I (Ticker: AIVIX); Advisor Class (Ticker: ABIYX)

- AB Core Opportunities Fund

Class A (Ticker: ADGAX); Class C (Ticker: ADGCX); Class R (Ticker: ADGRX); Class K (Ticker: ADGKX); Class I (Ticker: ADGIX); Advisor Class (Ticker: ADGYX); Class Z (Ticker: ADGZX)

- AB Global Risk Allocation Fund

Class A (Ticker: CABNX); Class C (Ticker: CBACX); Class R (Ticker: CBSRX); Class K (Ticker: CBSKX); Class I (Ticker: CABIX); Advisor Class (Ticker: CBSYX)

- AB Small Cap Value Portfolio

Class A (Ticker: SCAVX); Class C (Ticker: SCCVX); Advisor Class (Ticker: SCYVX)

- AB All China Equity Portfolio

Class A (Ticker: ACEAX); Advisor Class (Ticker: ACEYX)

THE AB ACTIVE ETFs (“Fixed-Income ETFs”)

- AB Ultra Short Income ETF

(Ticker: YEAR)

- AB Tax-Aware Short Duration Municipal ETF

(Ticker: TAFI)

AB HIGH YIELD ETF (“High Yield ETF”)

(Ticker: HYFI)

AB US LARGE CAP STRATEGIC EQUITIES ETF (“US Large Cap Strategic Equities ETF”)

(Ticker: LRGC)

AB BOND FUNDS (“Bond Funds”)

- AB Total Return Bond Portfolio

Class A (Ticker: ABQUX); Class C (Ticker: ABQCX); Advisor Class (Ticker: ABQYX); Class R (Ticker: ABQRX); Class K (Ticker: ABQKX); Class I (Ticker: ABQIX); Class Z (Ticker: ABQZX)

- AB Short Duration High Yield Portfolio

(formerly AB Limited Duration High Income Portfolio)

Class A (Ticker: ALHAX); Class C (Ticker: ALHCX); Advisor Class (Ticker: ALHYX)

- AB Income Fund

Class A (Ticker: AKGAX); Class C (Ticker: AKGCX); Advisor Class (Ticker: ACGYX); Class Z (Ticker: ACGZX)

- AB Short Duration Income Portfolio

Class A (Ticker: SHUAX); Class C (Ticker: SHUCX); Advisor Class (Ticker: SHUYX)

- AB Tax-Aware Fixed Income Opportunities Portfolio

Class A (Ticker: ATTAX); Class C (Ticker: ATCCX); Advisor Class (Ticker: ATTYX)

- AB Sustainable Thematic Credit Portfolio

Class A (Ticker: STHAX); Advisor Class (Ticker: STHYX)

- AB High Income Fund, Inc.

Class A (Ticker: AGDAX); Class C (Ticker: AGDCX); Advisor Class (Ticker: AGDYX); Class R (Ticker: AGDRX); Class K (Ticker: AGDKX); Class I (Ticker: AGDIX); Class Z (Ticker: AGDZX)

- AB Global Bond Fund, Inc.

Class A (Ticker: ANAGX); Class C (Ticker: ANACX); Advisor Class (Ticker: ANAYX); Class R (Ticker: ANARX); Class K (Ticker: ANAKX); Class I (Ticker: ANAIX); Class Z (Ticker: ANAZX)

THE AB PORTFOLIOS (“Wealth Strategies”)

- AB Wealth Appreciation Strategy

Class A (Ticker: AWAAX); Class C (Ticker: AWACX); Class R (Ticker: AWARX); Class K (Ticker: AWAKX); Advisor Class (Ticker: AWAYX)

- AB All Market Total Return Portfolio

Class A (Ticker: ABWAX); Class C (Ticker: ABWCX); Class R (Ticker: ABWRX); Class K (Ticker: ABWKX); Class I (Ticker: ABWIX); Advisor Class (Ticker: ABWYX)

- AB Sustainable Thematic Balanced Portfolio

Class A (Ticker: ABPAX); Class C (Ticker: ABPCX); Class R (Ticker: APPRX); Class K (Ticker: APWKX); Class I (Ticker: APWIX; Advisor Class (Ticker: ABPYX); Class Z (Ticker: ABPZX)

- AB Tax-Managed Wealth Appreciation Strategy

Class A (Ticker: ATWAX); Class C (Ticker: ATWCX); Advisor Class (Ticker: ATWYX)

AB INSTITUTIONAL FUNDS (“Institutional Funds”)

-AB Global Real Estate Investment Fund II

(Class I–ARIIX)

SANFORD C. BERNSTEIN FUND II, INC. (“SCB II”)

- Bernstein Intermediate Duration Institutional Portfolio

Intermediate Duration Institutional Class (Ticker: SIIDX)

BERNSTEIN FUND, INC. (“Bernstein Funds”)

- International Strategic Equities Portfolio

SCB Class (Ticker: STESX); Advisor Class (Ticker: STEYX); Class Z (Ticker: STEZX)

- International Small Cap Portfolio

SCB Class (Ticker: STESX); Advisor Class (Ticker: STEYX); Class Z (Ticker: IRCZX)

- Small Cap Core Portfolio

SCB Class (Ticker: SCRSX); Advisor Class (Ticker: SCRYX); Class Z (Ticker: SCRZX)

AB INFLATION STRATEGIES (“Inflation Strategies”)

- AB Bond Inflation Strategy

Class A (Ticker: ABNAX); Class C (Ticker: ABNCX); Class R (Ticker: ABNRX); Class K (Ticker: ABNKX); Class I (Ticker: ANBIX) Advisor Class (Ticker: ABNYX); Class 1 (Ticker: ABNOX); Class 2 (Ticker: ABNTX); Class Z (Ticker: ABNZX)

- AB Municipal Bond Inflation Strategy

Class A (Ticker: AUNAX); Class C (Ticker: AUNCX); Advisor Class (Ticker: AUNYX); Class 1 (Ticker: AUNOX); Class 2 (Ticker: AUNTX)

- AB All Market Real Return Portfolio

Class A (Ticker: AMTAX); Class C (Ticker: ACMTX); Class R (Ticker: AMTRX); Class K (Ticker: AMTKX); Class I (Ticker: AMTIX); Advisor Class (Ticker: AMTYX); Class 1 (Ticker: AMTOX); Class 2 (Ticker: AMTTX) Class Z (Ticker: AMTZX)

SANFORD C. BERNSTEIN FUND, INC. (“SCB Funds”)

- Emerging Markets Portfolio

Emerging Markets Class (Ticker: SNEMX); Class Z (Ticker: EGMZX)

- Short Duration Diversified Municipal Portfolio

Short Duration Diversified Municipal Class (Ticker: SDDMX)

- New York Municipal Portfolio

Class A (Ticker: ANIAX); Class C (Ticker: ANMCX); New York Municipal Class (Ticker: SNNYX); Advisor Class (Ticker: ANIYX)

- California Municipal Portfolio

Class A (Ticker: AICAX); Class C (Ticker: ACMCX); California Municipal Class (Ticker: SNCAX); Advisor Class (Ticker: AICYX)

- Diversified Municipal Portfolio

Class A (Ticker: AIDAX); Class C (Ticker: AIMCX); Diversified Municipal Class (Ticker: SNDPX); Advisor Class (Ticker: AIDYX); Class Z (Ticker: AIDZX)

- Intermediate Duration Portfolio

Class A (Ticker: IDPAX); Intermediate Duration Class (Ticker: SNIDX); Advisor Class (Ticker: IDPYX); Class Z (Ticker: IDPZX)

- Short Duration Plus Portfolio

Class A (Ticker: ADPAX); Class C (Ticker: ADPCX); Short Duration Plus Class (Ticker: SNSDX)

- Overlay A Portfolio

Class 1 (Ticker: SAOOX); Class 2 (Ticker: SAOTX)

- Tax-Aware Overlay A Portfolio

Class 1 (Ticker: SATOX); Class 2 (Ticker: SATTX)

- Overlay B Portfolio

Class 1 (Ticker: SBOOX); Class 2 (Ticker: SBOTX)

- Tax-Aware Overlay B Portfolio

Class 1 (Ticker: SBTOX); Class 2 (Ticker: SBTTX)

- Tax-Aware Overlay C Portfolio

Class 1 (Ticker: SCTOX); Class 2 (Ticker: SCTTX)

- Tax-Aware Overlay N Portfolio

Class 1 (Ticker: SNTOX); Class 2 (Ticker: SNTTX)

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds.”

Supplement dated September 15, 2023 to the following Statements of Additional Information (each an “SAI”), as amended:

SAI	Date
Government Money Market	August 31, 2023, as revised September 1, 2023
Municipal Portfolios	September 30, 2022
Equity ETFs	February 17, 2023, as revised May 9, 2023
Fixed-Income ETFs	March 31, 2023, as revised May 9, 2023
High Yield ETF	March 7, 2023, as revised May 15, 2023
US Large Cap Strategic Equities ETF	May 17, 2023
Bond Funds	January 31, 2023, as revised July 5, 2023
Corporate Shares	August 31, 2023
EMMA	July 28, 2023
AVP	May 1, 2023
Value Funds	February 28, 2023
Wealth Strategies	December 30, 2022
Inflation Strategies	January 31, 2023
Institutional Funds	January 31, 2023
Bernstein Funds	January 27, 2023
SCB Funds	January 27, 2023
SCB II	January 27, 2023

* * * * *

For each Fund’s SAI, the following replaces the first paragraph of disclosure for “Investment Professional Conflict of Interest Disclosure – Allocating Investment Opportunities and Order Aggregation.”

Allocating Investment Opportunities and Order Aggregation. The investment professionals at the [Adviser/Manager] routinely are required to select and allocate investment opportunities among accounts. The [Adviser/Manager] has adopted policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities. These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients, subject to the exceptions noted below. The policies and procedures require, among other things, objective allocation for limited investment opportunities (e.g., on a rotational basis), and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities. Nevertheless, access to portfolio funds or other investment opportunities (including IPOs) may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons. Additional information about the [Adviser/Manager]’s policy relating to the allocation of investment opportunities may be found in the [Adviser/Manager]’s Form ADV, which is updated from time to time.

* * * * *

This Supplement should be read in conjunction with the SAIs for the Funds.

You should retain this Supplement with your SAI(s) for future reference.

__________________

The [A/B] Logo is a service mark of AllianceBernstein and AllianceBernstein® is a registered trademark used by permission of the owner, AllianceBernstein L.P.

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